                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4615

                        HARTFORD HLS SERIES FUND II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-4586

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
COMMON STOCKS -- 99.1%
         BANKS -- 12.2%
   41    American Express Co. .............................  $  2,084
   44    Bank of America Corp. ............................     1,889
   27    Bank of New York Co., Inc. (The)..................       779
  129    Citigroup, Inc. ..................................     5,698
   56    Mellon Financial Corp. ...........................     1,562
   10    Morgan (J.P.) Chase & Co. ........................       413
   28    Northern Trust Corp. .............................     1,159
   34    SLM Corp. ........................................     1,494
   55    State Street Corp. ...............................     2,366
   40    U.S. Bancorp......................................     1,150
   27    Wells Fargo & Co. ................................     1,634
                                                             --------
                                                               20,228
                                                             --------
         BUSINESS SERVICES -- 0.9%
  *12    Accenture Ltd. ...................................       311
   36    Cendant Corp. ....................................       786
    6    Omnicom Group, Inc. ..............................       409
                                                             --------
                                                                1,506
                                                             --------
         COMMUNICATIONS -- 2.7%
  *77    Nextel Communications, Inc., Class A..............     1,836
   25    QUALCOMM, Inc. ...................................       968
   *7    Research in Motion Ltd. ..........................       534
    5    Rockwell Collins, Inc. ...........................       171
   *6    Telefonaktiebolaget LM Ericsson ADR...............       172
   32    Vodafone Group PLC, ADR...........................       779
                                                             --------
                                                                4,460
                                                             --------
         COMPUTERS & OFFICE EQUIPMENT -- 4.1%
    4    3M Co. ...........................................       296
  *87    Dell, Inc. .......................................     3,104
    3    International Business Machines Corp. ............       257
   65    International Game Technology.....................     2,322
  *10    Lexmark International, Inc. ......................       823
                                                             --------
                                                                6,802
                                                             --------
         CONSUMER DURABLES -- 0.1%
  *15    Corning, Inc. ....................................       171
                                                             --------
         CONSUMER NON-DURABLES -- 2.6%
    7    Gillette Co. (The)................................       301
   11    Procter & Gamble Co. (The)........................       617
   13    Sysco Corp. ......................................       398
   97    Tyco International Ltd. ..........................     2,961
                                                             --------
                                                                4,277
                                                             --------
         DRUGS -- 7.9%
   17    Abbott Laboratories...............................       716
  *43    Amgen, Inc. ......................................     2,415
   *8    Biogen Idec, Inc. ................................       514
    8    Eli Lilly & Co. ..................................       492
  *31    Forest Laboratories, Inc. ........................     1,372
  *10    Genentech, Inc. ..................................       524
  *38    Gilead Sciences, Inc. ............................     1,405
   *2    MedImmune, Inc. ..................................        47
  133    Pfizer, Inc. .....................................     4,062
   27    Teva Pharmaceutical Industries Ltd., ADR..........       695
   22    Wyeth.............................................       819
                                                             --------
                                                               13,061
                                                             --------

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
         EDUCATION -- 0.9%
  *20    Apollo Group, Inc. ...............................  $  1,438
                                                             --------
         ELECTRICAL EQUIPMENT -- 2.1%
   67    Danaher Corp. ....................................     3,451
                                                             --------
         ELECTRONICS -- 8.7%
   36    Analog Devices, Inc. .............................     1,408
 *153    Cisco Systems, Inc. ..............................     2,769
  148    General Electric Co. .............................     4,977
   63    Intel Corp. ......................................     1,260
   47    Maxim Integrated Products, Inc. ..................     1,983
    4    Microchip Technology, Inc. .......................       118
  *12    QLogic Corp. .....................................       358
   31    Texas Instruments, Inc. ..........................       666
   36    Xilinx, Inc. .....................................       975
                                                             --------
                                                               14,514
                                                             --------
         ENERGY & SERVICES -- 4.0%
   22    BJ Services Co. ..................................     1,153
   48    Baker Hughes, Inc. ...............................     2,112
   12    ChevronTexaco Corp. ..............................       654
    3    Murphy Oil Corp. .................................       217
   36    Schlumberger Ltd. ................................     2,437
                                                             --------
                                                                6,573
                                                             --------
         FINANCIAL SERVICES -- 4.4%
    2    Alcon, Inc. ......................................       176
  *50    Ameritrade Holding Corp. .........................       597
   13    Charles Schwab Corp. (The)........................       123
   25    Franklin Resources, Inc. .........................     1,383
   17    Goldman Sachs Group, Inc. ........................     1,585
   21    Legg Mason, Inc. .................................     1,143
   26    Merrill Lynch & Co., Inc. ........................     1,293
   19    Morgan Stanley Dean Witter & Co. .................       937
                                                             --------
                                                                7,237
                                                             --------
         FOOD, BEVERAGE & TOBACCO -- 1.5%
   13    Altria Group, Inc. ...............................       621
   16    Coca-Cola Co. (The)...............................       649
   26    PepsiCo., Inc. ...................................     1,270
                                                             --------
                                                                2,540
                                                             --------
         HOTELS & GAMING -- 0.1%
    4    Marriott International, Inc., Class A.............       187
                                                             --------
         INSURANCE -- 8.4%
   55    American International Group, Inc. ...............     3,719
   *7    Anthem, Inc. .....................................       602
   *9    Genworth Financial, Inc. .........................       207
   21    Marsh & McLennan Cos., Inc. ......................       956
   18    St. Paul Travelers Cos., Inc. (The)...............       600
   77    UnitedHealth Group, Inc. .........................     5,663
  *21    WellPoint Health Networks, Inc. ..................     2,154
                                                             --------
                                                               13,901
                                                             --------
         MACHINERY -- 1.7%
  *17    Applied Materials, Inc. ..........................       285
   10    Deere & Co. ......................................       671
  *31    Smith International, Inc. ........................     1,852
                                                             --------
                                                                2,808
                                                             --------

 HARTFORD BLUE CHIP STOCK HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
COMMON STOCKS -- (CONTINUED)
         MEDIA & ENTERTAINMENT -- 5.4%
   16    Clear Channel Communications, Inc. ...............  $    505
  *31    Comcast Corp. ....................................       860
  *32    EchoStar Communications Corp., Class A............     1,008
  *33    InterActiveCorp...................................       718
    1    McGraw-Hill Cos., Inc. (The)......................        56
  *28    News Corp., Ltd., ADR.............................       868
   25    Scripps (E.W.) Co. (The), Class A.................     1,214
  *90    Time Warner, Inc. ................................     1,449
   58    Viacom, Inc., Class B.............................     1,934
 @@--    Washington Post Co. ..............................       361
                                                             --------
                                                                8,973
                                                             --------
         MEDICAL INSTRUMENTS & SUPPLIES -- 3.9%
   10    Biomet, Inc. .....................................       445
  *31    Boston Scientific Corp. ..........................     1,244
    6    Guidant Corp. ....................................       390
   36    Johnson & Johnson.................................     2,005
   32    Medtronic, Inc. ..................................     1,666
   *5    St. Jude Medical, Inc. ...........................       354
    8    Stryker Corp. ....................................       404
                                                             --------
                                                                6,508
                                                             --------
         METALS, MINERALS & MINING -- 1.6%
  -55    BHP Billiton Ltd. ................................       571
    8    Fortune Brands, Inc. .............................       593
   16    Nucor Corp. ......................................     1,425
    1    Potash Corp. of Saskatchewan, Inc. ...............        51
                                                             --------
                                                                2,640
                                                             --------
         RETAIL -- 8.2%
   *2    Amazon.com, Inc. .................................        86
   34    Best Buy Co., Inc. ...............................     1,836
  *20    eBay, Inc. .......................................     1,866
   74    Home Depot, Inc. (The)............................     2,909
   *5    Kohl's Corp. .....................................       251
   18    McDonald's Corp. .................................       513
  *17    Starbucks Corp. ..................................       764
   61    Target Corp. .....................................     2,774
   49    Wal-Mart Stores, Inc. ............................     2,628
                                                             --------
                                                               13,627
                                                             --------
         SOFTWARE & SERVICES -- 11.0%
   30    Adobe Systems, Inc. ..............................     1,499
  *19    Affiliated Computer Services, Inc., Class A.......     1,041
    7    Automatic Data Processing, Inc. ..................       293
  *10    Choicepoint, Inc. ................................       422
   *2    Electronic Arts, Inc. ............................       106
   28    First Data Corp. .................................     1,201
  *22    Fiserv, Inc. .....................................       770
  *33    Intuit, Inc. .....................................     1,494
  *37    Juniper Networks, Inc. ...........................       868
  197    Microsoft Corp. ..................................     5,450
  *66    Oracle Corp. .....................................       749

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
         SOFTWARE & SERVICES -- (CONTINUED)
   28    SAP AG, ADR.......................................  $  1,094
   *2    SunGard Data Systems, Inc. .......................        48
  *10    Symantec Corp. ...................................       554
  *23    VERITAS Software Corp. ...........................       403
  *66    Yahoo!, Inc. .....................................     2,224
                                                             --------
                                                               18,216
                                                             --------
         TRANSPORTATION -- 5.4%
   44    Carnival Corp. ...................................     2,071
    7    General Dynamics Corp. ...........................       674
   31    Harley-Davidson, Inc. ............................     1,866
   25    Honeywell International, Inc. ....................       893
   23    Lockheed Martin Corp. ............................     1,289
   29    United Parcel Service, Inc. ......................     2,171
                                                             --------
                                                                8,964
                                                             --------
         U.S. GOVERNMENT AGENCIES -- 1.3%
   16    Federal Home Loan Mortgage Corp. .................     1,037
   19    Federal National Mortgage Association.............     1,217
                                                             --------
                                                                2,254
                                                             --------
         UTILITIES -- 0.0%
    3    Waste Management, Inc. ...........................        90
                                                             --------
         Total common stocks (cost $149,212)...............  $164,426
                                                             ========
SHORT-TERM SECURITIES -- 0.8%
         INVESTMENT COMPANIES -- 0.8%
   70    SSgA Money Market Fund............................  $     70
1,220    T Rowe Reserve Fund...............................     1,220
                                                             --------
                                                                1,290
                                                             --------
         Total short-term securities (cost $1,290).........  $  1,290
                                                             ========
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $150,502) -- 99.9%..................   165,716
         OTHER ASSETS, LESS LIABILITIES -- 0.1%............       282
                                                             --------
         NET ASSETS -- 100.0%..............................  $165,998
                                                             ========

    *  Non-income producing during the period.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $571, which represents 0.3% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

Market value of investments in foreign securities represents 3.0% of total net assets as of September 30, 2004.
Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                       UNREALIZED
                                MARKET            CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                     VALUE              AMOUNT            DATE            (DEPRECIATION)
-----------                  ------------         --------         ---------         --------------
Australian Dollar (Buy)          $108               $107           10/5/2004               $1
                                                                                           ==

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- 99.4%
         BANKS -- 9.2%
   6     Citigroup, Inc. ..................................  $   263
   8     Countrywide Financial Corp. ......................      319
   6     Doral Financial Corp. ............................      251
   3     Fifth Third Bancorp...............................      139
   9     MBNA Corp. .......................................      236
   4     SLM Corp. ........................................      167
                                                             -------
                                                               1,375
                                                             -------
         BUSINESS SERVICES -- 0.9%
   2     Omnicom Group, Inc. ..............................      128
                                                             -------
         COMMUNICATIONS -- 2.2%
  11     Motorola, Inc. ...................................      195
  10     Nokia Corp., ADR..................................      137
                                                             -------
                                                                 332
                                                             -------
         COMPUTERS & OFFICE EQUIPMENT -- 5.5%
   4     CDW Corp. ........................................      222
   3     International Business Machines Corp. ............      279
  *2     Lexmark International, Inc. ......................      130
  *3     Zebra Technologies Corp. .........................      183
                                                             -------
                                                                 814
                                                             -------
         CONSTRUCTION -- 1.3%
  *5     Jacobs Engineering Group, Inc. ...................      195
                                                             -------
         CONSUMER DURABLES -- 1.9%
   3     Gentex Corp. .....................................      107
   9     Newell Rubbermaid, Inc. ..........................      182
                                                             -------
                                                                 289
                                                             -------
         CONSUMER NON-DURABLES -- 0.7%
  *4     Performance Food Group Co. .......................       97
                                                             -------
         CONSUMER SERVICES -- 3.1%
   6     H&R Block, Inc. ..................................      316
  *4     Weight Watchers International, Inc. ..............      142
                                                             -------
                                                                 458
                                                             -------
         DRUGS -- 9.6%
  *3     Biogen Idec, Inc. ................................      153
  12     Pfizer, Inc. .....................................      370
  21     Schering-Plough Corp. ............................      399
   7     Teva Pharmaceutical Industries Ltd., ADR..........      174
 *11     Watson Pharmaceuticals, Inc. .....................      332
                                                             -------
                                                               1,428
                                                             -------
         ELECTRICAL EQUIPMENT -- 1.5%
   1     Allergan, Inc. ...................................       80
  *2     Fisher Scientific International...................      144
                                                             -------
                                                                 224
                                                             -------
         ELECTRONICS -- 7.4%
  14     General Electric Co. .............................      482
  17     Intel Corp. ......................................      331
   8     Linear Technology Corp. ..........................      284
                                                             -------
                                                               1,097
                                                             -------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
         ENERGY & SERVICES -- 9.7%
   6     BP PLC, ADR.......................................  $   316
   4     Burlington Resources, Inc. .......................      175
   4     ChevronTexaco Corp. ..............................      227
   5     ExxonMobil Corp. .................................      222
   2     Total S.A., ADR...................................      157
  11     XTO Energy, Inc. .................................      354
                                                             -------
                                                               1,451
                                                             -------
         FINANCIAL SERVICES -- 1.6%
   3     Goldman Sachs Group, Inc. ........................      233
                                                             -------
         FOOD, BEVERAGE & TOBACCO -- 1.7%
   5     PepsiCo., Inc. ...................................      258
                                                             -------
         HEALTH SERVICES -- 2.5%
 *15     First Health Group Corp. .........................      241
  *5     Lincare Holdings, Inc. ...........................      138
                                                             -------
                                                                 379
                                                             -------
         INSURANCE -- 3.8%
   4     American International Group, Inc. ...............      272
   8     Willis Group Holdings Ltd. .......................      301
                                                             -------
                                                                 573
                                                             -------
         MACHINERY -- 1.4%
  *9     AGCO Corp. .......................................      206
                                                             -------
         MEDIA & ENTERTAINMENT -- 4.4%
   3     International Speedway Corp. .....................      167
 *26     Liberty Media Corp., Class A......................      228
  *8     Time Warner, Inc. ................................      136
   4     Viacom, Inc., Class B.............................      121
                                                             -------
                                                                 652
                                                             -------
         MEDICAL INSTRUMENTS & SUPPLIES -- 2.1%
   5     Baxter International, Inc. .......................      158
   3     Medtronic, Inc. ..................................      148
                                                             -------
                                                                 306
                                                             -------
         RETAIL -- 8.0%
  *4     Cheesecake Factory, Inc. (The)....................      156
  *8     Kohl's Corp. .....................................      407
   3     Target Corp. .....................................      124
   4     Wal-Mart Stores, Inc. ............................      197
   8     Walgreen Co. .....................................      303
                                                             -------
                                                               1,187
                                                             -------
         RUBBER & PLASTICS PRODUCTS -- 1.0%
   4     Reebok International Ltd. ........................      143
                                                             -------
         SOFTWARE & SERVICES -- 14.4%
   7     Adobe Systems, Inc. ..............................      341
  *6     Affiliated Computer Services, Inc., Class A.......      326
   3     Automatic Data Processing, Inc. ..................      134
 *18     Citrix Systems, Inc. .............................      323
  *4     Cognos, Inc. .....................................      156
  16     Microsoft Corp. ..................................      451
  *8     Symantec Corp. ...................................      417
                                                             -------
                                                               2,148
                                                             -------

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         TRANSPORTATION -- 1.5%
   3     Autoliv, Inc. ....................................  $   137
   2     Carnival Corp. ...................................       83
                                                             -------
                                                                 220
                                                             -------
         U.S. GOVERNMENT AGENCIES -- 2.1%
   5     Federal National Mortgage Association.............      330
                                                             -------
         UTILITIES -- 1.9%
   5     Kinder Morgan, Inc. ..............................      295
                                                             -------
         Total common stocks (cost $14,586)................  $14,818
                                                             =======
SHORT-TERM SECURITIES -- 0.6%
         INVESTMENT COMPANIES -- 0.6%
  95     SSgA Money Market Fund............................  $    95
                                                             -------
         Total short-term securities (cost $95)............  $    95
                                                             =======
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $14,681) -- 100.0%..................   14,913
         OTHER ASSETS, LESS LIABILITIES -- (0.0%)..........       (1)
                                                             -------
         NET ASSETS -- 100.0%..............................  $14,912
                                                             =======

    *  Non-income producing during the period.

Market value of investments in foreign securities represents 9.2% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- 97.8%
            AEROSPACE & DEFENSE -- 2.0%
    -308    European Aeronautic Defense and Space Co. ........  $   8,189
  -1,810    Rolls-Royce Group PLC.............................      8,309
                                                                ---------
                                                                   16,498
                                                                ---------
            BANKS -- 4.9%
     333    Citigroup, Inc. ..................................     14,679
     422    Countrywide Financial Corp. ......................     16,638
    *618    Providian Financial Corp. ........................      9,602
                                                                ---------
                                                                   40,919
                                                                ---------
            BUSINESS SERVICES -- 10.2%
    *528    Accenture Ltd. ...................................     14,280
      50    Adecco S.A. ......................................      2,510
     857    Cendant Corp. ....................................     18,516
     306    Corporate Executive Board Co. ....................     18,721
     382    Manpower, Inc. ...................................     16,991
    *242    Monster Worldwide, Inc. ..........................      5,951
    *549    Sotheby's Holdings................................      8,635
                                                                ---------
                                                                   85,604
                                                                ---------
            COMMUNICATIONS -- 21.1%
   *+859    American Tower Corp., Class A.....................     13,184
    *617    Crown Castle International Corp. .................      9,185
     135    L-3 Communications Holdings, Inc. ................      9,032
     734    Motorola, Inc. ...................................     13,236
    *244    NTL, Inc. ........................................     15,114
   *+761    Network Appliance, Inc. ..........................     17,503
    *894    Nextel Communications, Inc., Class A..............     21,301
    *347    Novatel Wireless..................................      8,147
    *365    Openwave Systems, Inc. ...........................      3,223
   *+254    Philippine Long Distance Telephone ADR............      6,368
     246    QUALCOMM, Inc. ...................................      9,588
   *+260    Research in Motion Ltd. ..........................     19,848
     361    Scientific-Atlanta, Inc. .........................      9,355
 *+2,041    Sirius Satellite Radio, Inc. .....................      6,531
   *+815    Tellabs, Inc. ....................................      7,487
    *224    XM Satellite Radio Holdings, Inc. ................      6,936
                                                                ---------
                                                                  176,038
                                                                ---------
            CONSTRUCTION -- 3.7%
     254    Horton (D.R.), Inc. ..............................      8,405
     169    Pulte Homes, Inc. ................................     10,384
  -1,979    Rinker Group Ltd. ................................     12,393
                                                                ---------
                                                                   31,182
                                                                ---------
            CONSUMER DURABLES -- 2.9%
    *723    Corning, Inc. ....................................      8,005
    +270    Gentex Corp. .....................................      9,471
     114    Grainger (W.W.), Inc. ............................      6,555
                                                                ---------
                                                                   24,031
                                                                ---------
            CONSUMER NON-DURABLES -- 1.4%
    *390    Medco Health Solutions, Inc. .....................     12,051
                                                                ---------
            CONSUMER SERVICES -- 0.0%
       7    Jackson Hewitt Tax Service, Inc. .................        148
                                                                ---------
            DRUGS -- 10.8%
    *284    Alkermes, Inc. ...................................      3,276
     296    AstraZeneca PLC, ADR..............................     12,183

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
            DRUGS -- (CONTINUED)
   *+180    AtheroGenics, Inc. ...............................  $   5,921
   *+275    Auxilium Pharmaceuticals, Inc. ...................      2,346
   *+198    Cephalon, Inc. ...................................      9,503
   *+515    Elan Corp., PLC, ADR..............................     12,060
    *281    Forest Laboratories, Inc. ........................     12,635
    *185    Medicines Co. (The)...............................      4,473
    *753    Millennium Pharmaceuticals, Inc. .................     10,320
   *+202    NPS Pharmaceuticals, Inc. ........................      4,389
     *25    Neurocrine Biosciences, Inc. .....................      1,174
     622    Schering-Plough Corp. ............................     11,853
                                                                ---------
                                                                   90,133
                                                                ---------
            EDUCATION -- 3.5%
    *188    Apollo Group, Inc. ...............................     13,816
    *593    Education Management Corp. .......................     15,795
                                                                ---------
                                                                   29,611
                                                                ---------
            ELECTRICAL EQUIPMENT -- 1.9%
  -8,011    Techtronic Industries Co. ........................     15,763
                                                                ---------
            ELECTRONICS -- 1.5%
   *+305    FuelCell Energy, Inc. ............................      3,129
  *1,084    MEMC Electronic Materials, Inc. ..................      9,193
    @@--    Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR.............................................         --
                                                                ---------
                                                                   12,322
                                                                ---------
            ENERGY & SERVICES -- 3.5%
     205    Arch Coal, Inc. ..................................      7,272
     760    Chesapeake Energy Corp. ..........................     12,036
   *+229    Noble Corp. ......................................     10,289
                                                                ---------
                                                                   29,597
                                                                ---------
            MACHINERY -- 1.0%
    *142    Smith International, Inc. ........................      8,593
                                                                ---------
            MEDIA & ENTERTAINMENT -- 0.9%
    *309    Life Time Fitness, Inc. ..........................      7,919
                                                                ---------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.8%
     210    Guidant Corp. ....................................     13,888
     340    Medtronic, Inc. ..................................     17,641
                                                                ---------
                                                                   31,529
                                                                ---------
            METALS, MINERALS & MINING -- 2.5%
     179    Precision Castparts Corp. ........................     10,755
      90    Rio Tinto PLC, ADR................................      9,789
                                                                ---------
                                                                   20,544
                                                                ---------
            RESEARCH & TESTING FACILITIES -- 0.4%
   *+155    ICOS Corp. .......................................      3,737
                                                                ---------
            RETAIL -- 6.0%
     165    Best Buy Co., Inc. ...............................      8,966
    *231    Chico's FAS, Inc. ................................      7,904
   *+579    Marvel Enterprises, Inc. .........................      8,432
     278    Michaels Stores, Inc. ............................     16,478
    *256    RARE Hospitality International, Inc. .............      6,812
     *30    Williams-Sonoma, Inc. ............................      1,130
                                                                ---------
                                                                   49,722
                                                                ---------

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- (CONTINUED)
            RUBBER & PLASTICS PRODUCTS -- 1.5%
   *+351    Jarden Corp. .....................................  $  12,803
                                                                ---------
            SOFTWARE & SERVICES -- 8.1%
    *441    Amdocs Ltd., ADR..................................      9,618
     284    First Data Corp. .................................     12,371
    *116    NAVTEQ Corp. .....................................      4,124
   *+912    Red Hat, Inc. ....................................     11,164
   *+329    Salesforce.com, Inc. .............................      5,134
    *322    Verint Systems, Inc. .............................     11,844
    *393    Yahoo!, Inc. .....................................     13,340
                                                                ---------
                                                                   67,595
                                                                ---------
            TRANSPORTATION -- 4.5%
   *+437    Gol-Linhas Aereas Inteligentes S.A., ADR..........      8,871
    *785    Sirva, Inc. ......................................     17,967
    *230    Yellow Roadway Corp. .............................     10,761
                                                                ---------
                                                                   37,599
                                                                ---------
            U.S. GOVERNMENT AGENCIES -- 1.1%
     129    Federal Home Loan Mortgage Corp. .................      8,436
                                                                ---------
            UTILITIES -- 0.6%
      31    Mobile Telesystems ADR............................      4,553
                                                                ---------
            Total common stocks (cost $696,194)...............  $ 816,927
                                                                =========
WARRANTS -- 0.3%
            FINANCIAL SERVICES -- 0.3%
  *@-124    Tata Consultancy Services Ltd. ...................  $   2,776
                                                                ---------
            Total warrants (cost $2,293)......................  $   2,776
                                                                =========
SHORT-TERM SECURITIES -- 15.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 13.5%
 112,899    BNY Institutional Cash Reserves Fund..............  $ 112,899
                                                                ---------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 2.0%
 $ 1,253    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $1,253
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................      1,253
   3,760    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $3,760
              (Collateralized by U.S. Treasury Bills,
              1.853% due 02/15/05 and Federal National
              Mortgage Association,
              1.756% -- 6.625% due 11/03/04 -- 10/15/07)
              1.875% due 10/01/04.............................      3,760

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            REPURCHASE AGREEMENT -- (CONTINUED)
 $   659    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $659
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................  $     659
  10,653    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $10,654
              (Collateralized by Federal Home Loan Mortgage
              Corp.,
              4.00% -- 8.50% due 03/01/09 -- 10/01/34 and
              Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................     10,653
                                                                ---------
                                                                   16,325
                                                                ---------
            Total short-term securities (cost $129,224).......  $ 129,224
                                                                =========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $827,711) -- 113.6%.............................    948,927
            OTHER ASSETS, LESS LIABILITIES -- (13.6%).........   (113,362)
                                                                ---------
            NET ASSETS -- 100.0%..............................  $ 835,565
                                                                =========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $2,776 or 0.3% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $47,430, which represents 5.7% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

Market value of investments in foreign securities represents 15.9% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                       UNREALIZED
                                                  CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
-----------                  ------------         --------         ---------         --------------
Swiss Franc (Buy)               $3,124             $3,123          10/5/2004               $1
                                                                                           ==

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
COMMON STOCKS -- 96.2%
          FINLAND -- 5.0%
   -247   Nokia Oyj (Agriculture & Fishing).................  $  3,387
    -75   Stora Enso Oyj (Forest & Paper Products)..........     1,017
                                                              --------
                                                                 4,404
                                                              --------
          FRANCE -- 10.8%
   +-34   Carrefour S.A. (Retail)...........................     1,595
   +-77   Credit Agricole S.A. (Banks)......................     2,101
   +-14   Lagardere S.C.A. (Media & Entertainment)..........       853
   +-31   Sanofi-Aventis (Medical Instruments & Supplies)...     2,277
   +-13   Total S.A. (Energy & Services)....................     2,718
                                                              --------
                                                                 9,544
                                                              --------
          GERMANY -- 11.5%
    -25   BASF AG (Chemicals)...............................     1,499
  +-128   Deutsche Telekom AG (Communications)..............     2,381
    -26   E.ON AG (Utilities)...............................     1,891
    -19   Muenchener Rueckversicherungs-Gesellschaft AG
            (Insurance).....................................     1,787
    -17   Schering AG (Drugs)...............................     1,078
    -21   Siemens AG (Electronics)..........................     1,535
                                                              --------
                                                                10,171
                                                              --------
          IRELAND -- 4.1%
    -49   Allied Irish Banks PLC (Banks)....................       821
   -111   Bank of Ireland (Banks)...........................     1,501
    -54   CRH PLC (Metals, Minerals & Mining)...............     1,290
                                                              --------
                                                                 3,612
                                                              --------
          ITALY -- 3.1%
   +-98   Ente Nazional Idrocarburi S.p.A. (Energy &
            Services).......................................     2,200
   *229   Terna S.p.A. (Utilities)..........................       545
                                                              --------
                                                                 2,745
                                                              --------
          JAPAN -- 15.4%
     -2   AIFUL Corp. (Financial Services)..................       182
   +-11   Acom Co., Ltd. (Financial Services)...............       694
 +-@@--   East Japan Railway Co. (Transportation)...........       792
    -24   Fanuc Ltd. (Electronics)..........................     1,282
   +-95   Mitsubishi Estate Co., Ltd. (Real Estate).........       991
   *@-5   NEC Electronics Corp. (Electronics)...............       256
    +-8   NEC Electronics Corp. (Electronics)...............       389
     -1   NTT DoCoMo, Inc. (Communications).................     1,108
  +-168   Nissan Motor Co., Ltd. (Transportation)...........     1,818
  +-144   Nomura Holdings, Inc. (Insurance).................     1,850
   +-34   Shin-Etsu Chemical Co., Ltd. (Chemicals)..........     1,234
   -141   Sumitomo Trust & Banking Co., Ltd. (The)
            (Banks).........................................       833
   +-17   Takeda Chemical Industries Ltd. (Medical
            Instruments & Supplies).........................       791
  +-403   Tokyo Gas Co., Ltd. (Energy & Services)...........     1,431
                                                              --------
                                                                13,651
                                                              --------

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
          NETHERLANDS -- 6.4%
   +-28   Heineken N.V. (Food, Beverage & Tobacco)..........  $    853
    -65   Koninklijke Philips Electronics N.V.
            (Electronics)...................................     1,494
    -65   Royal Dutch Petroleum Co. (Energy & Services).....     3,363
                                                              --------
                                                                 5,710
                                                              --------
          NORWAY -- 1.9%
    -69   DNB NOR ASA (Banks)...............................       545
    -78   Statoil ASA, Class A (Metals, Minerals &
            Mining).........................................     1,122
                                                              --------
                                                                 1,667
                                                              --------
          SINGAPORE -- 1.4%
   -151   Oversea-Chinese Banking Corp. (Banks).............     1,255
                                                              --------
          SPAIN -- 1.9%
    -42   Altadis S.A. (Food, Beverage & Tobacco)...........     1,429
     *5   Antena 3 de Television S.A. (Communications)......       286
                                                              --------
                                                                 1,715
                                                              --------
          SWITZERLAND -- 6.1%
    -31   Compagnie Financiere Richemont AG (Retail)........       853
    -63   Credit Suisse Group (Banks).......................     2,028
    -31   Swiss Reinsurance (Insurance).....................     1,793
    -11   UBS AG (Banks)....................................       789
                                                              --------
                                                                 5,463
                                                              --------
          UNITED KINGDOM -- 28.6%
   -145   BP PLC (Energy & Services)........................     1,387
   -201   Barclays PLC (Banks)..............................     1,925
   -105   Cadbury Schweppes PLC (Food, Beverage &
            Tobacco)........................................       808
   -152   Diageo PLC (Food, Beverage & Tobacco).............     1,893
    -20   EMAP PLC (Media & Entertainment)..................       273
   -156   GlaxoSmithKline PLC (Drugs).......................     3,372
   -206   HSBC Holdings PLC (Banks).........................     3,279
    -51   Imperial Tobacco Group PLC (Food, Beverage &
            Tobacco)........................................     1,121
     96   Kesa Electricals PLC (Retail).....................       490
    -69   Marks & Spencer PLC (Retail)......................       431
   -164   Prudential Corp., PLC (Financial Services)........     1,334
    246   Rentokil Initial PLC (Business Services)..........       671
    -32   Rio Tinto PLC (Metals, Minerals & Mining).........       847
   @-16   Royal Bank of Scotland Group PLC (Banks)..........       468
    -73   Royal Bank of Scotland Group PLC (Banks)..........     2,115
    -28   Smiths Group PLC (Aerospace & Defense)............       382
   -118   Unilever PLC (Food, Beverage & Tobacco)...........       959
 -1,550   Vodafone Group PLC (Communications)...............     3,718
                                                              --------
                                                                25,473
                                                              --------
          Total common stocks (cost $76,274)................  $ 85,410
                                                              ========
PREFERRED STOCK -- 0.5%
          GERMANY -- 0.5%
     -1   Porsche AG (Transportation).......................  $    488
                                                              --------
          Total preferred stock (cost $355).................  $    488
                                                              ========

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
SHORT-TERM SECURITIES -- 29.5%
          INVESTMENT COMPANIES -- 3.4%
  3,012   SSgA Money Market Fund............................  $  3,012
                                                              --------
          INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
          SECURITIES -- 26.1%
 23,180   State Street Navigator Securities Lending Prime
            Portfolio.......................................    23,180
                                                              --------
          Total short-term securities (cost $26,192)........  $ 26,192
                                                              ========
          INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
            $102,821) -- 126.2%.............................   112,090
          OTHER ASSETS, LESS LIABILITIES -- (26.2%).........   (23,313)
                                                              --------
          NET ASSETS -- 100.0%..............................  $ 88,777
                                                              ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of these securities amounted to $724 or 0.8% of net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $83,906, which represents 94.5% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

                                                           MARKET
                                                            VALUE
                                                           -------
DIVERSIFICATION BY INDUSTRY
Aerospace & Defense...............................   0.4%  $   382
Agriculture & Fishing.............................   3.8     3,387
Banks.............................................  19.9    17,660
Business Services.................................   0.8       671
Chemicals.........................................   3.1     2,733
Communications....................................   8.4     7,493
Drugs.............................................   5.0     4,450
Electronics.......................................   5.6     4,956
Energy & Services.................................  12.5    11,099
Financial Services................................   2.5     2,210
Food, Beverage & Tobacco..........................   8.0     7,063
Forest & Paper Products...........................   1.1     1,017
Insurance.........................................   6.1     5,430
Media & Entertainment.............................   1.3     1,126
Medical Instruments & Supplies....................   3.5     3,068
Metals, Minerals & Mining.........................   3.7     3,259
Real Estate.......................................   1.1       991
Retail............................................   3.8     3,369
Transportation....................................   3.4     3,098
Utilities.........................................   2.7     2,436
                                                    ----   -------
    Total common stocks...........................  96.7%  $85,898
                                                    ====   =======

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- 99.3%
         BANKS -- 10.8%
  32     Citigroup, Inc. ..................................  $ 1,432
  32     Countrywide Financial Corp. ......................    1,245
  17     Doral Financial Corp. ............................      709
  11     Fifth Third Bancorp...............................      536
  40     MBNA Corp. .......................................    1,016
  14     Northern Trust Corp. .............................      571
  15     SLM Corp. ........................................      673
                                                             -------
                                                               6,182
                                                             -------
         BUSINESS SERVICES -- 1.0%
   8     Omnicom Group, Inc. ..............................      559
                                                             -------
         COMMUNICATIONS -- 2.4%
  49     Motorola, Inc. ...................................      884
  34     Nokia Corp., ADR..................................      468
                                                             -------
                                                               1,352
                                                             -------
         COMPUTERS & OFFICE EQUIPMENT -- 5.2%
  16     CDW Corp. ........................................      955
   8     International Business Machines Corp. ............      712
  *7     Lexmark International, Inc. ......................      617
 *11     Zebra Technologies Corp. .........................      691
                                                             -------
                                                               2,975
                                                             -------
         CONSUMER DURABLES -- 0.5%
  15     Newell Rubbermaid, Inc. ..........................      295
                                                             -------
         CONSUMER SERVICES -- 2.5%
  18     H&R Block, Inc. ..................................      880
 *14     Weight Watchers International, Inc. ..............      559
                                                             -------
                                                               1,439
                                                             -------
         DRUGS -- 10.5%
 *14     Biogen Idec, Inc. ................................      884
  69     Pfizer, Inc. .....................................    2,105
  65     Schering-Plough Corp. ............................    1,237
  18     Teva Pharmaceutical Industries Ltd., ADR..........      472
 *44     Watson Pharmaceuticals, Inc. .....................    1,286
                                                             -------
                                                               5,984
                                                             -------
         ELECTRICAL EQUIPMENT -- 0.8%
   6     Allergan, Inc. ...................................      464
                                                             -------
         ELECTRONICS -- 8.6%
  80     General Electric Co. .............................    2,686
  58     Intel Corp. ......................................    1,153
  30     Linear Technology Corp. ..........................    1,098
                                                             -------
                                                               4,937
                                                             -------
         ENERGY & SERVICES -- 9.8%
  24     BP PLC, ADR.......................................    1,392
  22     Burlington Resources, Inc. .......................      877
  16     ChevronTexaco Corp. ..............................      872
  18     ExxonMobil Corp. .................................      865
   6     Total S.A., ADR...................................      598
  32     XTO Energy, Inc. .................................    1,025
                                                             -------
                                                               5,629
                                                             -------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
         FINANCIAL SERVICES -- 1.5%
   9     Goldman Sachs Group, Inc. ........................  $   834
                                                             -------
         FOOD, BEVERAGE & TOBACCO -- 2.2%
  26     PepsiCo., Inc. ...................................    1,262
                                                             -------
         HEALTH SERVICES -- 0.8%
 *28     First Health Group Corp. .........................      450
                                                             -------
         INSURANCE -- 6.9%
  14     AFLAC, Inc. ......................................      565
  28     American International Group, Inc. ...............    1,924
   5     MBIA, Inc. .......................................      285
  32     Willis Group Holdings Ltd. .......................    1,193
                                                             -------
                                                               3,967
                                                             -------
         MEDIA & ENTERTAINMENT -- 4.9%
  *8     Comcast Corp., Class A............................      237
  11     International Speedway Corp. .....................      551
*108     Liberty Media Corp., Class A......................      944
 *36     Time Warner, Inc. ................................      578
  14     Viacom, Inc., Class B.............................      477
                                                             -------
                                                               2,787
                                                             -------
         MEDICAL INSTRUMENTS & SUPPLIES -- 3.3%
  19     Baxter International, Inc. .......................      601
  12     Johnson & Johnson.................................      648
  13     Medtronic, Inc. ..................................      654
                                                             -------
                                                               1,903
                                                             -------
         RETAIL -- 7.4%
 *14     Cheesecake Factory, Inc. (The)....................      608
 *13     Kohl's Corp. .....................................      617
  14     Target Corp. .....................................      640
  26     Wal-Mart Stores, Inc. ............................    1,389
  28     Walgreen Co. .....................................      989
                                                             -------
                                                               4,243
                                                             -------
         SOFTWARE & SERVICES -- 14.5%
  14     Adobe Systems, Inc. ..............................      683
 *11     Affiliated Computer Services, Inc., Class A.......      618
  17     Automatic Data Processing, Inc. ..................      690
 *73     Citrix Systems, Inc. .............................    1,277
 *18     Cognos, Inc. .....................................      639
 *12     Electronic Arts, Inc. ............................      573
  91     Microsoft Corp. ..................................    2,522
 *24     Symantec Corp. ...................................    1,309
                                                             -------
                                                               8,311
                                                             -------
         TRANSPORTATION -- 2.4%
  14     Carnival Corp. ...................................      653
  19     Honeywell International, Inc. ....................      697
                                                             -------
                                                               1,350
                                                             -------

 HARTFORD LARGECAP GROWTH HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         U.S. GOVERNMENT AGENCIES -- 2.2%
  20     Federal National Mortgage Association.............  $ 1,268
                                                             -------
         UTILITIES -- 1.1%
   9     Kinder Morgan, Inc. ..............................      591
                                                             -------
         Total common stocks (cost $55,462)................  $56,782
                                                             =======
SHORT-TERM SECURITIES -- 0.7%
         INVESTMENT COMPANIES -- 0.7%
 402     SSgA Money Market Fund............................  $   402
                                                             -------
         Total short-term securities (cost $402)...........  $   402
                                                             =======
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $55,864) -- 100.0%..................   57,184

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
         OTHER ASSETS, LESS LIABILITIES -- 0.0%............  $     1
                                                             -------
         NET ASSETS -- 100.0%..............................  $57,185
                                                             =======

    *  Non-income producing during the period.

Market value of investments in foreign securities represents 8.3% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD MIDCAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- 99.9%
         AEROSPACE & DEFENSE -- 0.8%
 *20     Orbital Sciences Corp. ...........................  $   226
  *8     Teledyne Technologies, Inc. ......................      208
                                                             -------
                                                                 434
                                                             -------
         APPAREL & TEXTILE -- 1.6%
  *6     Coach, Inc. ......................................      255
  *5     Timberland Co. (The)..............................      273
   7     V. F. Corp. ......................................      356
                                                             -------
                                                                 884
                                                             -------
         BANKS -- 10.4%
  10     Astoria Financial Corp. ..........................      351
  11     Bank of Hawaii Corp. .............................      494
  10     CIT Group, Inc. ..................................      378
   8     CharterMac........................................      167
  21     Colonial BancGroup, Inc. (The) ...................      423
   7     Commerce Bancshares, Inc. ........................      359
   8     Doral Financial Corp. ............................      340
   7     First Horizon National Corp. .....................      304
  21     Hibernia Corp., Class A...........................      565
  14     Huntington Bancshares, Inc. ......................      339
  12     Investors Financial Services Corp. ...............      546
  *4     New Century Financial Corp. ......................      259
  22     New York Community Bancorp, Inc. .................      447
   7     Northwest Bancorp, Inc. ..........................      159
  13     Popular, Inc. ....................................      342
  10     South Financial Group, Inc. (The).................      293
                                                             -------
                                                               5,766
                                                             -------
         BUSINESS SERVICES -- 3.4%
  10     Catalina Marketing Corp. .........................      224
 *15     eFunds Corp. .....................................      277
  10     Equifax, Inc. ....................................      264
 *14     Hewitt Associates, Inc. ..........................      357
 *34     MPS Group, Inc. ..................................      285
  10     Manpower, Inc. ...................................      458
                                                             -------
                                                               1,865
                                                             -------
         CHEMICALS -- 2.4%
   9     Albemarle Corp. ..................................      312
  10     Cabot Corp. ......................................      386
  12     Lubrizol Corp. (The)..............................      429
  10     Sensient Technologies Corp. ......................      225
                                                             -------
                                                               1,352
                                                             -------
         COMMUNICATIONS -- 2.0%
   6     CenturyTel, Inc. .................................      219
  10     Harris Corp. .....................................      571
   8     Plantronics, Inc. ................................      346
                                                             -------
                                                               1,136
                                                             -------
         COMPUTERS & OFFICE EQUIPMENT -- 2.8%
 *11     SanDisk Corp. ....................................      309
 *17     Storage Technology Corp. .........................      417
  *9     Tech Data Corp. ..................................      362
  *7     Zebra Technologies Corp. .........................      448
                                                             -------
                                                               1,536
                                                             -------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
         CONSTRUCTION -- 3.1%
  *8     Hovnanian Enterprises, Inc. ......................  $   317
   3     KB Home Corp. ....................................      279
  15     Lennar Corp. .....................................      690
   5     Ryland Group, Inc. ...............................      417
                                                             -------
                                                               1,703
                                                             -------
         CONSUMER DURABLES -- 3.2%
 *22     Arrow Electronics, Inc. ..........................      492
 *10     Cabot Microelectronics Corp. .....................      363
  10     Gentex Corp. .....................................      365
   6     HNI Corp. ........................................      230
  12     La-Z-Boy, Inc. ...................................      178
  11     Pep Boys -- Manny, Moe & Jack (The)...............      157
                                                             -------
                                                               1,785
                                                             -------
         CONSUMER NON-DURABLES -- 1.9%
  13     Blyth, Inc. ......................................      386
  11     Fresh Del Monte Produce, Inc. ....................      279
  *7     Henry Schein, Inc. ...............................      417
                                                             -------
                                                               1,082
                                                             -------
         CONSUMER SERVICES -- 0.6%
   7     Bandag, Inc. .....................................      307
                                                             -------
         DRUGS -- 3.6%
 *10     Bradley Pharmaceuticals, Inc. ....................      195
  *7     Charles River Laboratories International, Inc. ...      321
   6     Diagnostic Products Corp. ........................      237
 *29     IVAX Corp. .......................................      551
  *3     ImClone Systems, Inc. ............................      169
   5     Sigma-Aldrich Corp. ..............................      296
  *8     Watson Pharmaceuticals, Inc. .....................      230
                                                             -------
                                                               1,999
                                                             -------
         EDUCATION -- 0.5%
  *8     ITT Educational Services, Inc. ...................      281
                                                             -------
         ELECTRICAL EQUIPMENT -- 1.2%
  *7     Millipore Corp. ..................................      335
   8     Rockwell Automation, Inc. ........................      313
                                                             -------
                                                                 648
                                                             -------
         ELECTRONICS -- 4.3%
 *11     Altera Corp. .....................................      213
 *12     Amphenol Corp. ...................................      404
   9     Baldor Electric Co. ..............................      208
   5     Cooper Industries Ltd. ...........................      301
  *9     Energizer Holdings, Inc. .........................      433
 *42     Gemstar-TV Guide International, Inc. .............      237
 *16     Integrated Circuit Systems, Inc. .................      342
  10     Microchip Technology, Inc. .......................      258
                                                             -------
                                                               2,396
                                                             -------
         ENERGY & SERVICES -- 7.7%
   2     Amerada Hess Corp. ...............................      178
 *10     Cal Dive International, Inc. .....................      346
  *7     Houston Exploration Co. ..........................      427
 *32     Magnum Hunter Resources, Inc. ....................      366
  *6     Newfield Exploration Co. .........................      374
   9     Pogo Producing Co. ...............................      413
  *7     Precision Drilling Corp. .........................      403

 HARTFORD MIDCAP STOCK HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         ENERGY & SERVICES -- (CONTINUED)
   4     Sunoco, Inc. .....................................  $   311
 *26     Superior Energy Services..........................      329
  *8     Tetra Technologies, Inc. .........................      261
  *8     Unit Corp. .......................................      267
   4     Valero Energy Corp. ..............................      305
 *11     Varo International, Inc. .........................      282
                                                             -------
                                                               4,262
                                                             -------
         FINANCIAL SERVICES -- 1.6%
   4     Bear Stearns Cos., Inc. (The).....................      404
   8     Jefferies Group, Inc. ............................      272
  *6     Piper Jaffray Cos.................................      222
                                                             -------
                                                                 898
                                                             -------
         FOOD, BEVERAGE & TOBACCO -- 1.8%
   4     Bunge Ltd. .......................................      164
 *18     Del Monte Foods Corp. ............................      186
 *11     Smithfield Foods, Inc. ...........................      265
  25     Tyson Foods, Inc. ................................      397
                                                             -------
                                                               1,012
                                                             -------
         FOREST & PAPER PRODUCTS -- 0.6%
  14     Bemis Co., Inc. ..................................      359
                                                             -------
         HEALTH SERVICES -- 2.0%
 *12     Apria Healthcare Group, Inc. .....................      327
 *12     Coventry Health Care, Inc. .......................      619
  13     Select Medical Corp. .............................      180
                                                             -------
                                                               1,126
                                                             -------
         INSURANCE -- 6.7%
   8     Cincinnati Financial Corp. .......................      346
   7     Everest Re Group Ltd. ............................      520
  18     Fidelity National Financial, Inc. ................      704
  15     First American Corp. .............................      450
  15     Health Net, Inc. .................................      373
   9     Lincoln National Corp. ...........................      404
 *11     PacifiCare Health Systems, Inc. ..................      404
  21     Phoenix Cos., Inc. (The)..........................      223
   8     Unitrin, Inc. ....................................      324
                                                             -------
                                                               3,748
                                                             -------
         MACHINERY -- 4.1%
 *14     Grant Prideco, Inc. ..............................      289
  *7     Hydril............................................      279
 *20     Lam Research Corp. ...............................      435
  13     Timken Co. (The)..................................      323
 *17     Varian Medical Systems, Inc. .....................      581
  11     York International Corp. .........................      347
                                                             -------
                                                               2,254
                                                             -------
         MEDIA & ENTERTAINMENT -- 3.0%
 *13     COX Radio, Inc., Class A..........................      195
   7     Harrah's Entertainment, Inc. .....................      344
   7     Hearst-Argyle Television, Inc. ...................      159
   6     Media General, Inc. ..............................      325
   1     Washington Post Co. ..............................      644
                                                             -------
                                                               1,667
                                                             -------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
         MEDICAL INSTRUMENTS & SUPPLIES -- 1.3%
   8     Beckman Coulter, Inc. ............................  $   455
   6     Invacare Corp. ...................................      253
                                                             -------
                                                                 708
                                                             -------
         METALS, MINERALS & MINING -- 0.9%
   9     Crane Co. ........................................      254
  *8     International Steel Group, Inc. ..................      266
                                                             -------
                                                                 520
                                                             -------
         REAL ESTATE INVESTMENT TRUST -- 1.9%
 *23     Felcor Lodging Trust, Inc. .......................      265
   8     General Growth Properties, Inc. ..................      248
  15     Trizec Properties, Inc. ..........................      240
   8     Weingarten Realty Investors.......................      277
                                                             -------
                                                               1,030
                                                             -------
         RESEARCH & TESTING FACILITIES -- 0.5%
 *10     Affymetrix, Inc. .................................      292
                                                             -------
         RETAIL -- 8.5%
   9     Abercrombie & Fitch Co. ..........................      290
 *11     Aeropostale, Inc. ................................      286
  15     Applebees International, Inc. ....................      375
 *10     Barnes & Noble, Inc. .............................      374
   6     CBRL Group, Inc. .................................      209
  16     Claire's Stores, Inc. ............................      411
  16     Dollar General Corp. .............................      314
  12     May Department Stores Co. (The)...................      300
   8     Michaels Stores, Inc. ............................      468
  11     Nordstrom, Inc. ..................................      428
   6     Sherwin-Williams Co. (The)........................      264
 *10     Tuesday Morning Corp. ............................      315
   8     Whole Foods Market, Inc. .........................      669
                                                             -------
                                                               4,703
                                                             -------
         RUBBER & PLASTICS PRODUCTS -- 0.3%
  *4     Jarden Corp. .....................................      159
                                                             -------
         SOFTWARE & SERVICES -- 6.2%
 *25     Activision, Inc. .................................      342
  17     Acxiom Corp. .....................................      413
  *9     CheckFree Corp. ..................................      249
 *10     Choicepoint, Inc. ................................      427
 *13     Citrix Systems, Inc. .............................      226
 *12     Digital River, Inc. ..............................      369
   9     Factset Research Systems, Inc. ...................      439
  21     GTECH Holdings Corp. .............................      537
 *21     McAfee, Inc. .....................................      428
                                                             -------
                                                               3,430
                                                             -------
         TRANSPORTATION -- 4.0%
   7     Autoliv, Inc. ....................................      267
   7     Harsco Corp. .....................................      292
  14     JB Hunt Transport Services, Inc. .................      513
   4     Lear Corp. .......................................      229
   8     Overseas Shipholding Group........................      407
   5     Polaris Industries, Inc. .........................      274
  *6     Yellow Roadway Corp. .............................      267
                                                             -------
                                                               2,249
                                                             -------

--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                        VALUE
------                                                       -------
COMMON STOCKS -- (CONTINUED)
         UTILITIES -- 7.0%
  18     Alliant Energy Corp. .............................  $   450
   6     Energen Corp. (The)...............................      330
  15     Great Plains Energy, Inc. ........................      429
  27     Northeast Utilities...............................      520
  14     Questar Corp. ....................................      660
  19     Republic Services, Inc. ..........................      557
  14     Scana Corp. ......................................      530
  10     WPS Resources Corp. ..............................      445
                                                             -------
                                                               3,921
                                                             -------
         Total common stocks (cost $49,109)................  $55,512
                                                             =======
WARRANTS -- 0.0%
         BANKS -- 0.0%
 *12     Dime Bancorp, Inc. ...............................  $     2
                                                             -------
         Total warrants (cost $@@).........................  $     2
                                                             =======
SHORT-TERM SECURITIES -- 0.1%
         INVESTMENT COMPANIES -- 0.1%
  69     SSgA Money Market Fund............................  $    69
                                                             -------
         Total short-term securities (cost $69)............  $    69
                                                             =======
         INVESTMENTS IN SECURITIES AT VALUE
           (TOTAL COST $49,178) -- 100.0%..................   55,583
         OTHER ASSETS, LESS LIABILITIES -- (0.0%)..........      (28)
                                                             -------
         NET ASSETS -- 100.0%..............................  $55,555
                                                             =======

    *  Non-income producing during the period.

   @@ Due to presentation of the financial statements in thousands, the cost rounds to zero.

Market value of investments in foreign securities represents 1.2% of total net assets as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 97.6%
            AEROSPACE & DEFENSE -- 0.2%
      39    Lowrance Electronics, Inc. .......................  $    961
                                                                --------
            APPAREL & TEXTILE -- 2.1%
      55    Albany International Corp. .......................     1,625
    *345    Genesco, Inc. ....................................     8,113
     *32    Timberland Co. (The)..............................     1,806
                                                                --------
                                                                  11,544
                                                                --------
            BANKS -- 5.2%
     246    American Capital Strategies Ltd. .................     7,697
      85    CharterMac........................................     1,865
     344    IndyMac Bancorp, Inc. ............................    12,459
      59    Irwin Financial Corp. ............................     1,521
     130    R&G Financial Corp. ..............................     5,040
      17    State Financial Services Corp. ...................       477
                                                                --------
                                                                  29,059
                                                                --------
            BUSINESS SERVICES -- 5.7%
      89    Advo, Inc. .......................................     2,758
     *99    Convergys Corp. ..................................     1,323
     *59    eFunds Corp. .....................................     1,091
     257    Gevity HR, Inc. ..................................     3,956
     *80    MAXIMUS, Inc. ....................................     2,311
     *70    PDI, Inc. ........................................     1,892
    *368    Pegasystems, Inc. ................................     2,571
   *+495    Per-Se Technologies, Inc. ........................     6,786
    *787    UnitedGlobalCom, Inc., Class A....................     5,876
     124    Watson Wyatt & Co. Holdings.......................     3,259
                                                                --------
                                                                  31,823
                                                                --------
            COMMUNICATIONS -- 7.5%
     127    Adtran, Inc. .....................................     2,880
     *62    CB Richard Ellis Group, Inc. .....................     1,430
    *514    Checkpoint Systems, Inc. .........................     7,997
    *130    Comtech Telecommunications........................     3,520
  *1,177    Digital Generation Systems........................     1,484
    *247    General Communication.............................     2,237
    *333    InterVoice, Inc. .................................     3,586
    *+64    j2 Global Communications, Inc. ...................     2,025
    *755    PTEK Holdings, Inc. ..............................     6,474
      86    Plantronics, Inc. ................................     3,723
    *177    Polycom, Inc. ....................................     3,514
   *+139    Radyne ComStream, Inc. ...........................     1,047
   *+290    Talk America Holdings, Inc. ......................     1,518
                                                                --------
                                                                  41,435
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 1.1%
      63    Black Box Corp. ..................................     2,328
     *30    Global Imaging Systems, Inc. .....................       923
      88    IKON Office Solutions, Inc. ......................     1,057
     *80    Komag, Inc. ......................................     1,113
     *94    Performance Technologies, Inc. ...................       593
                                                                --------
                                                                   6,014
                                                                --------
            CONSTRUCTION -- 2.7%
     191    Standard-Pacific Corp. ...........................    10,761
     *90    WCI Communities, Inc. ............................     2,097
     *62    Washington Group International, Inc. .............     2,153
                                                                --------
                                                                  15,011
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            CONSUMER DURABLES -- 0.5%
      40    Eagle Materials, Inc. ............................  $  2,823
                                                                --------
            CONSUMER NON-DURABLES -- 2.1%
   *+228    Allscripts Healthcare Solutions, Inc. ............     2,051
     131    Kenneth Cole Productions, Inc., Class A...........     3,684
     +75    Nautilus Group, Inc. .............................     1,690
     150    Nu Skin Enterprises, Inc. ........................     3,527
    *+46    Sonic Solutions, Inc. ............................       756
                                                                --------
                                                                  11,708
                                                                --------
            CONSUMER SERVICES -- 0.9%
      67    CPI Corp. ........................................       892
     *60    Coinstar, Inc. ...................................     1,400
     128    Jackson Hewitt Tax Service, Inc. .................     2,581
                                                                --------
                                                                   4,873
                                                                --------
            DRUGS -- 5.9%
    *488    Abgenix, Inc. ....................................     4,809
    *115    Alkermes, Inc. ...................................     1,327
    *+57    Bradley Pharmaceuticals, Inc. ....................     1,168
     *12    Cytokinetics, Inc. ...............................       156
      43    Diagnostic Products Corp. ........................     1,737
    *252    Encysive Pharmaceuticals, Inc. ...................     2,279
    *107    Kos Pharmaceuticals, Inc. ........................     3,792
    *416    NPS Pharmaceuticals, Inc. ........................     9,060
     213    Perrigo Co. ......................................     4,379
    *187    Salix Pharmaceuticals Ltd. .......................     4,026
                                                                --------
                                                                  32,733
                                                                --------
            EDUCATION -- 1.0%
     *56    Apollo Group, Inc. ...............................     4,127
     *41    ITT Educational Services, Inc. ...................     1,492
                                                                --------
                                                                   5,619
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.6%
      37    BEI Technologies, Inc. ...........................     1,025
     *60    FormFactor, Inc. .................................     1,162
      46    MTS Systems Corp. ................................       967
                                                                --------
                                                                   3,154
                                                                --------
            ELECTRONICS -- 7.8%
      51    CTS Corp. ........................................       648
    *270    Catalyst Semiconductor, Inc. .....................     1,609
   *+187    Cree, Inc. .......................................     5,715
    *101    Diodes, Inc. .....................................     2,602
    *177    ESS Technology, Inc. .............................     1,215
    *542    Fairchild Semiconductor International Inc., Class
              A...............................................     7,680
    *414    Gemstar-TV Guide International, Inc. .............     2,339
   *+279    Hutchinson Technology, Inc. ......................     7,460
    *151    MEMC Electronic Materials, Inc. ..................     1,277
     147    Methode Electronics, Inc. ........................     1,878
     *35    Moog, Inc. .......................................     1,272
     *85    Netlogic Microsystems, Inc. ......................       557
  *1,149    ON Semiconductor Corp. ...........................     3,595
    *109    Semtech Corp. ....................................     2,091
     *33    Siliconix, Inc. ..................................     1,197
     *73    Varian Semiconductor Equipment Associates,
              Inc. ...........................................     2,243
                                                                --------
                                                                  43,378
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            ENERGY & SERVICES -- 3.8%
      43    Cabot Oil & Gas Corp. ............................  $  1,917
     178    Chesapeake Energy Corp. ..........................     2,824
     *35    Cimarex Energy Co. ...............................     1,219
     219    Frontier Oil Corp. ...............................     5,164
    *133    Giant Industries, Inc. ...........................     3,237
     *45    Houston Exploration Co. ..........................     2,647
      59    Patina Oil & Gas Corp.                                 1,755
      29    St. Mary Land & Exploration Co. ..................     1,158
     *46    Tesoro Petroleum Corp. ...........................     1,370
                                                                --------
                                                                  21,291
                                                                --------
            EXCHANGE TRADED FUNDS -- 1.1%
    +100    iShares Russell 2000 Growth Index Fund............     5,857
                                                                --------
            FINANCIAL SERVICES -- 1.0%
     *61    4Kids Entertainment, Inc. ........................     1,236
     *82    Affiliated Managers Group, Inc. ..................     4,401
                                                                --------
                                                                   5,637
                                                                --------
            FOREST & PAPER PRODUCTS -- 1.5%
      66    Glatfelter........................................       818
     295    Longview Fibre Co.................................     4,503
     165    Wausau-Mosinee Paper Corp. .......................     2,741
                                                                --------
                                                                   8,062
                                                                --------
            HEALTH SERVICES -- 2.1%
     *71    Amedisys, Inc. ...................................     2,114
     *80    Apria Healthcare Group, Inc. .....................     2,166
     *60    Genesis Healthcare Corp. .........................     1,819
    *135    LifePoint Hospitals, Inc. ........................     4,063
     *98    Symbion, Inc. ....................................     1,580
                                                                --------
                                                                  11,742
                                                                --------
            INSURANCE -- 3.3%
     *37    Amerigroup Corp. .................................     2,098
    *108    Arch Capital Group Ltd............................     4,186
      68    Platinum Underwriters Holdings Ltd................     2,003
     474    Scottish Re Group Ltd.............................    10,039
                                                                --------
                                                                  18,326
                                                                --------
            MACHINERY -- 1.9%
      20    Curtiss-Wright Corp. .............................     1,122
     228    Graco, Inc. ......................................     7,643
      65    York International Corp. .........................     2,066
                                                                --------
                                                                  10,831
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.8%
     *37    Argosy Gaming Co..................................     1,443
    *252    Cumulus Media, Inc. ..............................     3,623
    *115    Hollywood Entertainment Corp. ....................     1,133
    *160    Insight Communications Co., Inc. .................     1,404
      64    Journal Communications, Inc. .....................     1,121
    *201    New Frontier Media, Inc. .........................     1,551
                                                                --------
                                                                  10,275
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.4%
    *106    Advanced Medical Optics, Inc. ....................     4,198
    *+51    Kensey Nash Corp. ................................     1,338
     *80    Medical Action Industries, Inc. ..................     1,329
     *35    Ocular Sciences, Inc. ............................     1,665
     103    PolyMedica Corp. .................................     3,169

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            MEDICAL INSTRUMENTS & SUPPLIES -- (CONTINUED)
     *76    Respironics, Inc. ................................  $  4,040
     *39    Ventana Medical Systems...........................     1,942
      31    Vital Signs, Inc. ................................       985
                                                                --------
                                                                  18,666
                                                                --------
            METALS, MINERALS & MINING -- 3.0%
      66    Carpenter Technology..............................     3,127
      83    Precision Castparts Corp. ........................     4,960
      33    Schnitzer Steel Industries, Inc. .................     1,080
     118    Simpson Manufacturing Co., Inc. ..................     7,439
                                                                --------
                                                                  16,606
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 0.5%
      61    American Home Mortgage Investment Corp. ..........     1,711
     +21    Novastar Financial, Inc. .........................       907
                                                                --------
                                                                   2,618
                                                                --------
            RESEARCH & TESTING FACILITIES -- 6.2%
     *92    Amylin Pharmaceuticals, Inc. .....................     1,888
    *607    Applera Corp. - Celera Genomics Group.............     7,095
    *921    Ariad Pharmaceuticals, Inc. ......................     6,159
   *+435    CV Therapeutics, Inc. ............................     5,434
   *+350    Ciphergen Biosystems, Inc. .......................     1,365
    *345    Exelixis, Inc. ...................................     2,781
   *+346    Incyte Corp. .....................................     3,333
    *175    Kosan Biosciences, Inc. ..........................     1,008
    *287    Regeneron Pharmaceuticals, Inc. ..................     2,487
    *173    Transkaryotic Therapies, Inc. ....................     3,071
                                                                --------
                                                                  34,621
                                                                --------
            RETAIL -- 4.7%
    *136    Aeropostale, Inc. ................................     3,550
      97    Bebe Stores, Inc. ................................     2,053
    *197    Big 5 Sporting Goods Corp. .......................     4,485
     *74    CEC Entertaining, Inc. ...........................     2,721
    *202    Charlotte Russe Holding, Inc. ....................     2,316
     285    Landry's Restaurants, Inc. .......................     7,778
    *158    Pacific Sunwear of California, Inc. ..............     3,336
                                                                --------
                                                                  26,239
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 0.5%
    *191    Skechers U.S.A., Inc. ............................     2,778
                                                                --------
            SOFTWARE & SERVICES -- 14.8%
     178    Acxiom Corp. .....................................     4,228
     *41    Anteon International Corp. .......................     1,514
    *163    Ask Jeeves, Inc. .................................     5,342
    *286    Aspect Communications Corp. ......................     2,837
    *139    BISYS Group, Inc. (The)...........................     2,028
     *58    CACI International, Inc. .........................     3,072
   *+151    Cerner Corp. .....................................     6,550
    *231    Corillian Corp. ..................................     1,064
     *45    Digital River, Inc. ..............................     1,340
    *254    Electronics for Imaging, Inc. ....................     4,131
    *325    Embarcadero Technologies, Inc. ...................     2,750
    *178    Epicor Software Corp. ............................     2,143
    *278    Evolving Systems, Inc. ...........................       862
    *555    Gartner Group, Inc., Class A......................     6,482

 HARTFORD SMALLCAP GROWTH HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
    *153    Hyperion Solutions Corp. .........................  $  5,194
   *+169    Imergent, Inc. ...................................     1,432
    *174    Intrado, Inc. ....................................     1,760
     *93    Kronos, Inc. .....................................     4,126
     *99    Perot Systems Corp. ..............................     1,592
      82    QAD, Inc. ........................................       570
    *227    Quest Software, Inc. .............................     2,523
    *281    Serena Software, Inc. ............................     4,696
     *53    Sybase, Inc. .....................................       729
    *126    Transaction Systems Architects, Inc. .............     2,340
    *467    Trizetto Group....................................     2,722
    *322    United Online, Inc. ..............................     3,093
   *+338    WebEx Communications, Inc. .......................     7,364
                                                                --------
                                                                  82,484
                                                                --------
            TRANSPORTATION -- 4.1%
     143    Arkansas Best Corp. ..............................     5,222
     *92    General Maritime Corp. ...........................     3,187
     *41    Old Dominion Freight Line.........................     1,188
     206    USF Corp. ........................................     7,379
    *142    United Defense Industries, Inc. ..................     5,667
                                                                --------
                                                                  22,643
                                                                --------
            UTILITIES -- 0.6%
      40    Cleco Corp. ......................................       690
   *+347    Sierra Pacific Resources..........................     3,107
                                                                --------
                                                                   3,797
                                                                --------
            Total common stocks (cost $532,388)...............  $542,608
                                                                ========
SHORT-TERM SECURITIES -- 9.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 7.8%
  26,855    Evergreen Institutional Money Market Fund           $ 26,855
  16,293    Evergreen Prime Cash Management Money Market
              Fund............................................    16,293
                                                                --------
                                                                  43,148
                                                                --------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
 -------                                                        --------
            REPURCHASE AGREEMENT -- 1.9%
 $   807    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $807
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27)
              1.770% due 10/01/04.............................  $    807
   2,421    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $2,421
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07)
              1.875% due 10/01/04.............................     2,421
     424    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $424
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28)
              1.720% due 10/01/04.............................       424
   6,860    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $6,861
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34)
              1.890% due 10/01/04.............................     6,860
                                                                --------
                                                                  10,512
                                                                --------
            U.S. TREASURY BILLS -- 0.1%
   1,000    1.253% due 10/07/04...............................     1,000
                                                                --------
            Total short-term securities (cost $54,660)........  $ 54,660
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $587,048) -- 107.4%.................   597,268
            OTHER ASSETS, LESS LIABILITIES (INCLUDING $3 OF
              CASH HELD AS COLLATERAL ON LOANED
              SECURITIES) -- (7.4%)...........................   (41,579)
                                                                --------
            NET ASSETS -- 100.0%..............................  $555,689
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
COMMON STOCKS -- 82.2%
          APPAREL & TEXTILE -- 2.0%
     13   Albany International Corp. .......................  $    393
     67   Wolverine World Wide, Inc. .......................     1,688
                                                              --------
                                                                 2,081
                                                              --------
          BANKS -- 8.8%
     90   Brookline Bancorp, Inc. ..........................     1,410
     60   FNB Corp. ........................................     1,328
    122   First Niagara Financial Group, Inc. ..............     1,632
     80   Provident Financial Services, Inc. ...............     1,380
     64   Susquehanna Bancshares, Inc. .....................     1,565
     79   Washington Federal, Inc. .........................     1,992
                                                              --------
                                                                 9,307
                                                              --------
          BUSINESS SERVICES -- 1.6%
    *72   Spherion Corp. ...................................       563
    *33   Universal Compression Holdings, Inc. .............     1,124
                                                              --------
                                                                 1,687
                                                              --------
          CHEMICALS -- 2.5%
     15   Ferro Corp. ......................................       325
     67   Lubrizol Corp. (The)..............................     2,301
                                                              --------
                                                                 2,626
                                                              --------
          COMMUNICATIONS -- 2.1%
    *45   Foundry Networks, Inc. ...........................       427
    *27   IDT Corp. ........................................       403
     26   Inter-Tel, Inc. ..................................       562
   *124   Stratex Networks, Inc. ...........................       278
    *76   Wireless Facilities, Inc. ........................       526
                                                              --------
                                                                 2,196
                                                              --------
          COMPUTERS & OFFICE EQUIPMENT -- 0.3%
    *34   Advanced Digital Information Corp. ...............       294
                                                              --------
          CONSTRUCTION -- 2.0%
    *35   EMCOR Group, Inc. ................................     1,328
     14   Standard-Pacific Corp. ...........................       761
                                                              --------
                                                                 2,089
                                                              --------
          CONSUMER DURABLES -- 1.7%
     11   Eagle Materials, Inc. ............................       784
     66   La-Z-Boy, Inc. ...................................     1,006
                                                              --------
                                                                 1,790
                                                              --------
          CONSUMER NON-DURABLES -- 2.4%
   *122   Pinnacle Systems, Inc. ...........................       509
    *30   Priority Healthcare Corp., Class B................       605
     52   Supervalu, Inc. ..................................     1,438
                                                              --------
                                                                 2,552
                                                              --------
          DRUGS -- 1.4%
     70   Perrigo Co. ......................................     1,439
                                                              --------

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
          ELECTRICAL EQUIPMENT -- 0.1%
    *11   Newport Corp. ....................................  $    127
                                                              --------
          ELECTRONICS -- 2.3%
    *24   Actel Corp. ......................................       365
    *43   Integrated Device Technology, Inc. ...............       410
     16   Lincoln Electric Holdings, Inc. ..................       486
    *20   OmniVision Technologies, Inc. ....................       283
    *28   Pixelworks, Inc. .................................       280
    *32   Silicon Storage Technology, Inc. .................       204
    *26   Zoran Corp. ......................................       413
                                                              --------
                                                                 2,441
                                                              --------
          ENERGY & SERVICES -- 8.5%
     43   Arch Coal, Inc. ..................................     1,526
    *32   Energy Partners Ltd. .............................       519
    *75   Forest Oil Corp. .................................     2,259
   *150   Grey Wolf, Inc. ..................................       734
    *20   Harvest Natural Resources, Inc. ..................       324
    *96   Key Energy Services, Inc. ........................     1,061
     *9   Newfield Exploration Co. .........................       551
    *61   Plains Exploration & Production Co. ..............     1,444
    *12   Stone Energy Corp. ...............................       538
                                                              --------
                                                                 8,956
                                                              --------
          FINANCIAL SERVICES -- 0.5%
     24   Waddell & Reed Financial, Inc., Class A...........       528
                                                              --------
          FOOD, BEVERAGE & TOBACCO -- 1.5%
     25   American Italian Pasta Co. .......................       654
     23   Lancaster Colony Corp. ...........................       970
                                                              --------
                                                                 1,624
                                                              --------
          HEALTH SERVICES -- 4.0%
    *26   Accredo Health, Inc. .............................       613
    *18   LifePoint Hospitals, Inc. ........................       540
     52   Manor Care, Inc. .................................     1,567
    *14   Odyssey HealthCare, Inc. .........................       256
    *60   Province Healthcare Co. ..........................     1,251
                                                              --------
                                                                 4,227
                                                              --------
          INSURANCE -- 3.4%
     25   Harleysville Group, Inc. .........................       517
     32   IPC Holdings Ltd. ................................     1,197
     75   Old Republic International Corp. .................     1,877
                                                              --------
                                                                 3,591
                                                              --------
          MACHINERY -- 2.3%
     35   Joy Global, Inc. .................................     1,203
     44   Kaydon Corp. .....................................     1,251
                                                              --------
                                                                 2,454
                                                              --------
          MEDIA & ENTERTAINMENT -- 1.8%
    *29   American Greetings Corp. .........................       736
     80   Reader's Digest Association, Inc. (The)...........     1,167
                                                              --------
                                                                 1,903
                                                              --------

 HARTFORD SMALLCAP VALUE HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
COMMON STOCKS -- (CONTINUED)
          Medical Instruments & Supplies -- 2.5%
     14   Invacare Corp. ...................................  $    621
    *93   Steris Corp. .....................................     2,040
                                                              --------
                                                                 2,661
                                                              --------
          METALS, MINERALS & MINING -- 1.3%
    *96   Global Power Equipment Group, Inc. ...............       713
      8   Steel Dynamics, Inc. .............................       313
     18   Worthington Industries, Inc. .....................       386
                                                              --------
                                                                 1,412
                                                              --------
          REAL ESTATE INVESTMENT TRUST -- 11.1%
      9   Alexandria Real Estate Equities, Inc. ............       591
     40   Brandywine Realty Trust...........................     1,139
     16   Eastgroup Properties..............................       531
     33   First Industrial Realty Trust, Inc. ..............     1,218
     45   Home Properties, Inc. ............................     1,780
     13   Kilroy Realty Corp. ..............................       494
     45   Manufactured Home Communities, Inc. ..............     1,496
     30   Parkway Properties, Inc. .........................     1,394
     35   Prentiss Properties Trust.........................     1,260
     42   Rayonier, Inc. ...................................     1,878
                                                              --------
                                                                11,781
                                                              --------
          RETAIL -- 4.0%
   *125   Big Lots, Inc. ...................................     1,529
     25   Bob Evans Farms, Inc. ............................       679
     66   Casey's General Stores, Inc. .....................     1,218
     27   Fred's, Inc. .....................................       487
    *16   Too, Inc. ........................................       289
                                                              --------
                                                                 4,202
                                                              --------
          RUBBER & PLASTICS PRODUCTS -- 0.6%
     32   Cooper Tire & Rubber Co. .........................       635
                                                              --------
          SOFTWARE & SERVICES -- 3.2%
    *26   Ascential Software Corp. .........................       350
    *26   Covansys Corp. ...................................       302
   *107   Informatica Corp. ................................       626
    *35   Internet Security Systems.........................       595

                                                               MARKET
SHARES                                                         VALUE
-------                                                       --------
          SOFTWARE & SERVICES -- (CONTINUED)
   *110   Micromuse, Inc. ..................................  $    405
    *69   NetIQ Corp. ......................................       737
    *30   Verity, Inc. .....................................       386
                                                              --------
                                                                 3,401
                                                              --------
          TRANSPORTATION -- 10.3%
     64   Federal Signal Corp. .............................     1,189
     18   GATX Corp. .......................................       491
     32   Harsco Corp. .....................................     1,437
    *60   Kansas City Southern..............................       906
    *95   Laidlaw International, Inc. ......................     1,563
     48   Smith (A.O.) Corp. ...............................     1,169
     60   Superior Industries International.................     1,782
    *32   Swift Transportation Co., Inc. ...................       538
      8   Teekay Shipping Corp. ............................       345
     18   Trinity Industries, Inc. .........................       561
     30   USF Corp. ........................................     1,077
                                                              --------
                                                                11,058
                                                              --------
          Total common stocks (cost $75,865)................  $ 87,062
                                                              ========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 17.8%
            CORPORATE NOTES -- 17.8%
 $18,900    Federal Home Loan Bank
              1.65% due 10/01/04..............................  $ 18,900
                                                                --------
            Total short-term securities (cost $18,900)........  $ 18,900
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $94,765) -- 100.0%..............................   105,962
            OTHER ASSETS, LESS LIABILITIES -- 0.0%............         8
                                                                --------
            NET ASSETS -- 100.0%..............................  $105,970
                                                                ========

    *  Non-income producing during the period.

Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%
$ 17,800    Federal Home Loan Mortgage Corp., Series 2055,
              Class PE (Aaa Moodys) 6.00% due 06/15/31........  $  18,287
   6,930    Federal Home Loan Mortgage Corp., Series 2075,
              Class PH (Aaa Moodys) 6.50% due 08/15/28........      7,245
   7,772    Federal National Mortgage Association, Series
              1999-31, Class ZC (Aaa Moodys) 6.50% due
              06/25/29........................................      8,092
                                                                ---------
                                                                   33,624
                                                                ---------
            Total collateralized mortgage obligations (cost
              $33,765)........................................  $  33,624
                                                                =========
CORPORATE NOTES -- 30.4%
            U.S. GOVERNMENT AGENCIES -- 30.4%
$ 29,600    Federal Home Loan Bank (Aaa Moodys) 3.00% due
              05/28/08........................................  $  29,188
  29,800    Federal Home Loan Bank (Aaa Moodys) 3.375% due
              07/21/08........................................     29,635
  23,895    Federal Home Loan Bank (Aaa Moodys) 5.375% due
              02/15/06........................................     24,797
  14,000    Federal Home Loan Bank (Aaa Moodys) 5.80% due
              09/02/08........................................     15,150
  46,000    Federal Home Loan Mortgage Corp. (Aaa Moodys)
              5.00% due 07/15/14..............................     47,344
 +19,500    Federal Home Loan Mortgage Corp. (Aaa Moodys)
              5.75% due 04/15/08..............................     21,060
  10,000    Federal Home Loan Mortgage Corp. (Aaa Moodys)
              5.75% due 01/15/12..............................     10,912
   8,000    Federal Home Loan Mortgage Corp. (Aaa Moodys)
              3.00% due 12/15/06..............................      7,977
 +26,500    Federal National Mortgage Association (Aaa Moodys)
              2.375% due 02/15/07.............................     26,153
  12,000    Federal National Mortgage Association (Aaa Moodys)
              3.75% due 09/15/08..............................     11,940
  11,750    Tennessee Valley Authority (Aa1 Moodys) 5.375% due
              11/13/08........................................     12,576
                                                                ---------
                                                                  236,732
                                                                ---------
            Total corporate notes (cost $236,912).............  $ 236,732
                                                                =========
U.S. TREASURIES & FEDERAL AGENCIES -- 64.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.0%
$ 16,190    5.00% due 04/01/19 -- 06/01/19....................  $  16,464
   5,422    6.00% due 10/01/21 -- 04/01/33....................      5,630
   8,586    6.50% due 04/01/28 -- 09/01/32....................      9,014
      51    7.00% due 09/01/29 -- 02/01/31....................         54
                                                                ---------
                                                                   31,162
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.1%
$  5,000    5.00% due 01/01/19................................  $   5,096
  35,670    5.50% due 08/01/15 -- 04/01/34....................     36,579
   1,582    5.89% due 12/01/08................................      1,696
   6,498    5.95% due 01/01/09................................      6,963
  37,892    6.00% due 09/01/13 -- 08/01/34....................     39,262
     930    6.01% due 02/01/09................................      1,000
     707    6.36% due 04/01/08................................        760
   6,957    6.50% due 05/01/13 -- 09/01/32....................      7,312
   2,382    6.52% due 01/01/08................................      2,561
     185    7.50% due 06/01/23................................        199
      21    8.50% due 04/01/17................................         23
      12    9.00% due 08/01/20 -- 09/01/21....................         13
      61    9.75% due 07/01/20................................         67
                                                                ---------
                                                                  101,531
                                                                ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.6%
  14,820    5.00% due 01/20/34................................     14,734
  33,909    5.50% due 01/20/34 -- 02/20/34....................     34,486
  12,541    6.00% due 09/20/33 -- 03/20/34....................     13,001
   4,195    7.00% due 06/20/30 -- 09/15/32....................      4,474
     336    7.50% due 07/15/27................................        363
       8    9.50% due 12/15/20................................          9
                                                                ---------
                                                                   67,067
                                                                ---------
            U.S. TREASURY BONDS -- 22.5%
 +53,000    1.50% due 03/31/06................................     52,309
   2,000    10.375 due 11/15/12...............................      2,436
     800    2.25% due 02/15/07................................        791
  23,250    3.125% due 05/15/07...............................     23,446
 +15,400    3.50% due 11/15/06................................     15,670
 +60,000    4.00% due 06/15/09................................     61,748
 +16,690    6.00% due 08/15/09................................     18,658
                                                                ---------
                                                                  175,058
                                                                ---------
            U.S. TREASURY NOTES -- 16.0%
   5,800    1.625% due 10/31/05...............................      5,764
  15,000    2.00% due 05/15/06................................     14,897
 +30,000    2.625% due 05/15/08...............................     29,561
  25,100    2.75% due 06/30/06................................     25,204
   8,000    3.125% due 10/15/08...............................      7,988
  +1,150    3.25% due 08/15/07................................      1,163
  36,800    5.00% due 02/15/11................................     39,564
                                                                ---------
                                                                  124,141
                                                                ---------
            Total U.S. treasuries & federal agencies (cost
              $496,082).......................................  $ 498,959
                                                                =========

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
SHORT-TERM SECURITIES -- 26.1%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 25.8%
 200,401    BNY Institutional Cash Reserves Fund..............  $ 200,401
                                                                ---------

PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENT -- 0.3%
$    649    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $649
              (Collateralized by U.S. Treasury Bonds, 8.875%
              due 08/15/17)
              1.720% due 10/01/04.............................  $     649
     649    RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 09/30/04; Proceeds at maturity
              $649 (Collateralized by U.S. Treasury Bonds,
              8.60% -- 8.75% due 02/15/20 -- 08/15/20)
              1.730% due 10/01/04.............................        649
     521    State Street Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $521
              (Collateralized by U.S. Treasury Bonds,
              6.125% -- 9.00% due 08/15/17 -- 08/15/29 and
              U.S. Treasury Notes, 4.75% due 05/15/14)
              1.700% due 10/01/04.............................        521
     866    UBS Warburg Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $866
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 7.875% due 05/15/16 -- 11/15/28)
              1.730% due 10/01/04.............................        866
                                                                ---------
                                                                    2,685
                                                                ---------
            Total short-term securities
              (cost $203,086).................................  $ 203,086
                                                                =========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $969,845) -- 125.0%.................    972,401
            OTHER ASSETS, LESS LIABILITIES -- (25.0%).........   (194,652)
                                                                ---------
            NET ASSETS -- 100.0%..............................  $ 777,749
                                                                =========

    +  All or a portion of this security was on loan as of September 30, 2004.

Book and tax cost are approximately the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 98.6%
            BANKS -- 14.7%
     246    Bank of America Corp. ............................  $ 10,669
      90    CIT Group, Inc. ..................................     3,365
     212    Citigroup, Inc. ..................................     9,371
     142    Hibernia Corp., Class A...........................     3,742
      36    IndyMac Bancorp, Inc. ............................     1,300
     149    National City Corp. ..............................     5,758
      32    North Fork Bancorp, Inc. .........................     1,400
     -81    Royal Bank of Scotland Group PLC..................     2,337
                                                                --------
                                                                  37,942
                                                                --------
            BUSINESS SERVICES -- 2.5%
     *73    BearingPoint, Inc. ...............................       652
    *121    Rent-A-Center, Inc. ..............................     3,132
    *343    UnitedGlobalCom, Inc., Class A....................     2,562
                                                                --------
                                                                   6,346
                                                                --------
            CHEMICALS -- 0.4%
     -29    Azko Nobel N.V. ..................................     1,026
                                                                --------
            COMMUNICATIONS -- 2.0%
    *122    CB Richard Ellis Group, Inc. .....................     2,814
    *+83    McLeodUSA, Inc., Class A..........................        36
     *94    Nextel Communications, Inc., Class A..............     2,241
                                                                --------
                                                                   5,091
                                                                --------
            CONSTRUCTION -- 5.6%
  -1,646    Rinker Group Ltd. ................................    10,310
      *9    Toll Brothers, Inc. ..............................       417
    *153    WCI Communities, Inc. ............................     3,574
                                                                --------
                                                                  14,301
                                                                --------
            CONSUMER DURABLES -- 1.2%
    *135    Arrow Electronics, Inc. ..........................     3,039
                                                                --------
            CONSUMER NON-DURABLES -- 1.5%
     123    Tyco International Ltd. ..........................     3,774
                                                                --------
            DRUGS -- 5.5%
      62    GlaxoSmithKline PLC, ADR..........................     2,716
      51    Pfizer, Inc. .....................................     1,566
     +81    Sanofi-Synthelabo S.A., ADR.......................     2,976
     186    Wyeth.............................................     6,938
                                                                --------
                                                                  14,196
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.0%
    *194    Teradyne, Inc. ...................................     2,602
                                                                --------
            ELECTRONICS -- 3.6%
    *249    Fairchild Semiconductor International, Inc., Class
              A...............................................     3,528
     *95    Freescale Semiconductor, Inc. ....................     1,360
     *47    QLogic Corp. .....................................     1,392
     *13    Varian Semiconductor Equipment Associates,
              Inc. ...........................................       392
    *195    Vishay Intertechnology, Inc. .....................     2,515
                                                                --------
                                                                   9,187
                                                                --------
            ENERGY & SERVICES -- 9.5%
      29    Devon Energy Corp. ...............................     2,031
      14    EnCana Corp. .....................................       665
      64    GlobalSantaFe Corp. ..............................     1,955

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            ENERGY & SERVICES -- (CONTINUED)
     -54    IHC Caland N.V. ..................................  $  2,800
     *78    Noble Corp. ......................................     3,511
    *103    OPTI Canada, Inc. ................................     1,546
      80    Petroleo Brasileiro S.A., ADR.....................     2,544
      61    Royal Dutch Petroleum Co., NY Shares..............     3,132
      44    Talisman Energy, Inc. ............................     1,145
      50    Total S.A., ADR...................................     5,088
                                                                --------
                                                                  24,417
                                                                --------
            FINANCIAL SERVICES -- 1.4%
     252    Apollo Investment Corp. ..........................     3,563
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
     +96    Bunge Ltd. .......................................     3,822
                                                                --------
            FOREST & PAPER PRODUCTS -- 2.7%
      33    Aracruz Celulose S.A., ADR........................     1,103
     *64    Pactiv Corp. .....................................     1,490
     233    Sappi Ltd., ADR...................................     3,335
     *53    Smurfit-Stone Container Corp. ....................     1,029
                                                                --------
                                                                   6,957
                                                                --------
            HEALTH SERVICES -- 0.8%
     *38    Coventry Health Care, Inc. .......................     2,012
                                                                --------
            INSURANCE -- 14.5%
     181    Ace Ltd. .........................................     7,231
      64    Ambac Financial Group, Inc. ......................     5,117
    *+95    Anthem, Inc. .....................................     8,280
     *34    Health Net, Inc. .................................       828
      55    Metlife, Inc. ....................................     2,122
      86    Platinum Underwriters Holdings Ltd. ..............     2,521
      54    Radian Group, Inc. ...............................     2,473
      50    Reinsurance Group of America, Inc. ...............     2,068
     129    RenaissanceRe Holdings Ltd. ......................     6,659
                                                                --------
                                                                  37,299
                                                                --------
            MACHINERY -- 2.5%
    *303    Axcelis Technologies, Inc. .......................     2,510
    *174    Lam Research Corp. ...............................     3,803
                                                                --------
                                                                   6,313
                                                                --------
            MEDIA & ENTERTAINMENT -- 4.1%
      +7    Blockbuster, Inc., Class A........................        51
    *190    Comcast Corp. ....................................     5,299
     *34    Comcast Corp., Class A............................       963
    *262    Time Warner, Inc. ................................     4,229
                                                                --------
                                                                  10,542
                                                                --------
            METALS, MINERALS & MINING -- 1.5%
      55    Alcoa, Inc. ......................................     1,831
      47    Engelhard Corp. ..................................     1,324
     *24    International Steel Group, Inc. ..................       816
                                                                --------
                                                                   3,971
                                                                --------
            RETAIL -- 7.0%
     155    CBRL Group, Inc. .................................     5,578
     289    Foot Locker, Inc. ................................     6,842
     130    Ross Stores, Inc. ................................     3,035
     123    TJX Cos., Inc. (The)..............................     2,702
                                                                --------
                                                                  18,157
                                                                --------

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            RUBBER & PLASTICS PRODUCTS -- 2.8%
    -140    Compagnie Generale des Etablissements Michelin,
              Class B.........................................  $  7,148
                                                                --------
            SOFTWARE & SERVICES -- 2.7%
     192    Microsoft Corp. ..................................     5,303
    *157    Unisys Corp. .....................................     1,622
                                                                --------
                                                                   6,925
                                                                --------
            TRANSPORTATION -- 4.0%
   *+184    AMR Corp. ........................................     1,350
     353    Bombardier, Inc. .................................       812
   *+162    Continental Airlines, Inc., Class B...............     1,379
    *119    Pinnacle Airlines Corp. ..........................     1,197
      49    USF Corp. ........................................     1,748
    *103    United Defense Industries, Inc. ..................     4,107
                                                                --------
                                                                  10,593
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 4.2%
      39    Federal Home Loan Mortgage Corp. .................     2,512
     135    Federal National Mortgage Association.............     8,578
                                                                --------
                                                                  11,090
                                                                --------
            UTILITIES -- 1.4%
      61    TXU Corp. ........................................     2,928
      22    UGI Corp. ........................................       831
                                                                --------
                                                                   3,759
                                                                --------
            Total common stocks (cost $230,401)...............  $254,072
                                                                ========
 SHARES
--------
SHORT-TERM SECURITIES -- 6.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 5.2%
  13,453    BNY Institutional Cash Reserves Fund..............  $ 13,453
                                                                --------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
--------                                                        --------
REPURCHASE AGREEMENT -- 1.5%
$    291    ABN Amro Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $291
              (Collateralized by U.S. Treasury Bonds,
              6.00% -- 7.125% due 02/15/23 -- 08/15/27) 1.770%
              due 10/01/04....................................  $    291
     874    ABN Amro Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $874
              (Collateralized by U.S. Treasury Bills, 1.853%
              due 02/15/05 and Federal National Mortgage
              Association, 1.756% -- 6.625% due
              11/03/04 -- 10/15/07) 1.875% due 10/01/04.......       874
     153    BPN Paribas Joint Repurchase Agreement, dated
              09/30/04; Proceeds at maturity $153
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 10.75% due 08/15/05 -- 11/15/28) 1.720%
              due 10/01/04....................................       153
   2,476    UBS Warburg Joint TriParty Repurchase Agreement,
              dated 09/30/04; Proceeds at maturity $2,476
              (Collateralized by Federal Home Loan Mortgage
              Corp., 4.00% -- 8.50% due 03/01/09 -- 10/01/34
              and Federal National Mortgage Association,
              4.50% -- 7.50% due 11/01/05 -- 09/01/34) 1.890%
              due 10/01/04....................................     2,476
                                                                --------
                                                                   3,794
                                                                --------
            Total short-term securities (cost $17,247)........  $ 17,247
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $247,648) -- 105.3%.............................   271,319
            OTHER ASSETS, LESS LIABILITIES -- (5.3%)..........   (13,683)
                                                                --------
            NET ASSETS -- 100.0%..............................  $257,636
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of September 30, 2004.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of September 30, 2004, was $23,621, which represents 9.2% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

Market value of investments in foreign securities represents 17.2% of total net assets as of September 30, 2004.
Book and tax cost are approximately the same.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual shareholder report.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004

                                                                                       UNREALIZED
                                                  CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
-----------                  ------------         --------         ---------         --------------
British Pound (Buy)              $381               $381           10/5/2004              $--
                                                                                          ===

ITEM 2. CONTROLS AND PROCEDURES.

            (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

            (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

            (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          HARTFORD HLS SERIES FUND II, INC.


Date:  November 22, 2004                  By: /s/ David M. Znamierowski
                                              ----------------------------------
                                              David M. Znamierowski
                                              Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  November 22, 2004                  By: /s/ David M. Znamierowski
                                             ----------------------------------
                                             David M. Znamierowski
                                             Its: President

Date:  November 22, 2004                  By: /s/ Tamara L. Fagely
                                             -----------------------------------
                                             Tamara L. Fagely
                                             Its: Vice President, Controller
                                                  and Treasurer

                                  EXHIBIT LIST

99.CERT                 10(a) Certifications

                              (i) Section 302 certification of principal executive officer

                              (ii) Section 302 certification of principal financial officer